Other receivables	12 Months Ended
Dec. 31, 2011
Other receivables

4. Other receivables

Other receivables were comprised of the following:

	December 31,
	2011	2010
Supplier rebates and other non-trade receivables	$195,426	$238,156
Medicare bad debt claims	57,232	46,250
Operating advances under management and administrative services agreements	17,174	19,960

	$269,832	$304,366

Operating advances under management and administrative services agreements are generally unsecured.